CAPITAL RISK MANAGEMENT	12 Months Ended
Jun. 30, 2020
CAPITAL RISK MANAGEMENT [Abstract]
CAPITAL RISK MANAGEMENT
24.	CAPITAL RISK MANAGEMENT

Capital risk management is carried out by the Group’s management. The Group’s board of directors sets Capital risk management policies and procedures to which our management is required to adhere. The Group’s management identifies and evaluates Capital risks and enters into agreements and explore avenues to mitigate these risk exposures in accordance with the policies and procedures outlined by the Group’s board of directors.

The Group manages its capital to safeguard that the Group will be able to continue as a going concern. The capital structure of the Group consists of cash at bank and in hand and cash equivalents, borrowings, and preferred shares. In addition the Group’s capital structure includes equity attributed to the holders of equity instruments of the Holding Company, such as capital, reserves and results carried forward, as mentioned in the consolidated statement of changes in equity.

The Group has filed for government assistance in response to the Pandemic in US and Pakistan:

In the US, one of the subsidiary of the Group has deferred the payment of Social Security (employer portion) from March 2020 - December 2020. Repayment is to be made at 50% in December 2021 (financial year 2022) and 50% in December 2022 (financial year 2023). The total amount deferred as of June 30, 2020 was $1.8 million.

In Pakistan, the Group (through its subsidiaries) applied for and received loans totaling approximately $1.7 million in July 2020 through programs offered by commercial banks at the directive of the State Bank of Pakistan.  These funds are to be used to fund three months of employee wages and salaries.  The funds are to be repaid within two years.

The Group manages its capital structure and makes the necessary adjustments in the light of changes of economic circumstances, the risk characteristics of underlying assets and the projected cash needs of the current and prospective operational / financing / investment activities. The adequacy of the Group’s capital structure will depend on many factors, including capital expenditures, market developments and any future acquisition.

The Group and its subsidiaries are not subject to any externally imposed capital requirements, other than those imposed by generally applicable company law requirements.

In order to maintain or adjust the capital structure, the Holding Company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.